Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 6,100,285
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,706,184
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	5,047,767
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	633,796
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	768,535
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	783,633
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	343,496
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	340,682
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	3,469,686
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	(196,669)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	250,127
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	(201,081)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	11,934
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	43,102
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	(973,509)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	92,233
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	(1,164,599)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 29	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 30	(93,245)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 31	15,915
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 32	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 33	15,741,703
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 34	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 35	3,865,672
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 36	(1,365,680)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 37	(12,903,702)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 39	(633,796)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 41	2,838,001
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 42	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 43	3,231,876
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 44	$ (1,365,680)